INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Summary of Investments in Affiliates
Balance sheet data for ATMS is summarized below:

	December 31,
	2016	2015

Current assets	$972	$706
Total assets	$972	$706

Current liabilities	$58	$50
Non-current liabilities	-	5
Stockholders' equity	914	651
Total liability and stockholders' equity	$972	$706

Statement of operations data for ATMS is summarized below:

	Year Ended December 31,
	2016	2015	2014

Revenue	$-	$-	$244
Gross profit	$-	$-	$204
Gain on sale of assets	$-	$-	$754
Net income (loss)	$(264)	$(139)	$342